BUSINESSES ACQUIRED	12 Months Ended
Jun. 30, 2014
BUSINESSES ACQUIRED [Abstract]
BUSINESSES ACQUIRED

NOTE 3. BUSINESSES ACQUIRED

In December 2011, the Company acquired HealthLink, Aplicare, Inc. and Soy Vay Enterprises, Inc., including each business' workforce, for purchase prices aggregating $97, funded through commercial paper borrowings. The cash paid of $93 represents the aggregate purchase prices less cash acquired. Results for HealthLink and Aplicare, Inc., providers of infection control products for the health care industry, are reflected in the Cleaning reportable segment. Results for Soy Vay Enterprises, Inc., a California-based operation that provides the Company a presence in the market for Asian sauces, are reflected in the Lifestyle reportable segment.